Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
The Company measures financial instruments based on quoted prices in active markets (Level 1), inputs from similar instruments such as quoted prices or other observable market data (Level 2), or where little or no market activity exists, using unobservable inputs that require judgment or estimation (Level 3).

Debt Securities

The Company holds certain debt securities that are classified as held-to-maturity at the time of purchase as the Company has both the positive intent and ability to hold to maturity. The fair value of corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.

The Company also holds debt securities in the form of convertible notes in private companies classified as available-for-sale for which the Company has elected to apply the fair value option. The investments are carried at fair value at each balance sheet date and any movements in the fair values are recognized in net income (loss).

The following tables summarize debt securities by balance sheet classification and level within the fair value hierarchy:

	As of December 31, 2023
	Carrying Value
	Cash Equivalents	Marketable Securities	Equity and Other Investments	Fair Value
	$	$	$	$
Level 1:
U.S. term deposits	—	445	—	458
U.S. federal bonds and agency securities	—	1,541	115	1,657
Canadian federal bonds and agency securities	—	100	—	100
Corporate bonds and commercial paper	152	—	—	152
	152	2,086	115	2,367
Level 2:
Corporate bonds and commercial paper	—	1,509	—	1,509
Level 3:
Convertible notes in private companies(1)	—	—	495	495
	152	3,595	610	4,371
(1) In December 2023, the Company made a separate investment in Flexport through the purchase of convertible notes of $260 and has elected to apply the fair value option to account for this instrument. As the inputs used in determining the fair value are unobservable, the fair value measurement of the investment is Level 3 in the fair value hierarchy.
The fair values of marketable securities above include accrued interest of $15, which is excluded from the carrying amounts. The accrued interest is included in trade and other receivables in the consolidated balance sheets. Additional accrued interest of $21 recognized on the convertible notes in private companies is included in the carrying amount and fair value above.

In the year ended December 31, 2023, $5 of unrealized gains, associated with the Company's convertible notes in private companies were recorded within "Net unrealized gain (loss) on equity and other investments" in the consolidated statement of operations and comprehensive income (loss) ($30 of unrealized losses in the year ended December 31, 2022). Additionally, interest income of $10 was recorded within "Interest income" in the consolidated statement of operations and comprehensive income (loss) ($9 of interest income in the year ended December 31, 2022).

	As of December 31, 2022
	Carrying Value
	Cash Equivalents	Marketable Securities	Equity and Other Investments	Fair Value
	$	$	$	$
Level 1:
U.S. term deposits	—	600	—	608
U.S. federal bonds and agency securities	28	741	—	769
Canadian federal bonds and agency securities	202	547	—	750
Corporate bonds and commercial paper	202	—	—	202
Repurchase agreements	99	—	—	99
	531	1,888	—	2,428
Level 2:
Corporate bonds and commercial paper	—	1,516	—	1,518
Level 3:
Convertible notes in private companies	—	—	221	221
	531	3,404	221	4,167

The fair values above include accrued interest of $16, which is excluded from the carrying amounts. The accrued interest is included in trade and other receivables in the consolidated balance sheets. Additional accrued interest of $12 recognized on the convertible notes in private companies is included in the carrying amount and fair value above.

The following table outlines estimated fair values of our debt investments by date of contractual maturity as of December 31, 2023:

Fair Value
Due within one year	$3,761
Due after one year to three years	115
$3,876
Equity Securities

The Company holds equity investments in public companies that were obtained through a combination of direct investment and strategic partnerships.

Equity investments with readily determinable fair values are comprised of:

	December 31, 2023			December 31, 2022
	Level 1	Level 3	Total	Level 1	Level 3	Total
	$	$	$	$	$	$
Affirm Holdings, Inc.	997	—	997	196	—	196
Global-E Online Ltd.(1)	856	18	874	400	51	451
Klaviyo, Inc.(2)	376	113	489	—	—	—
Other	—	—	—	1	—	1
	2,229	131	2,360	597	51	648
(1) In the year ended December 31, 2023, $49 was transferred from Level 3 to Level 1 due to the vesting of warrants (December 31, 2022 - $200). The equity investments categorized as Level 3 in the fair value hierarchy represent unvested warrants that require the application of a discount for lack of marketability which was 8% at December 31, 2023 (December 31, 2022 - 9%).
(2) On September 20, 2023, Klaviyo, Inc. completed its initial public offering and began trading on the New York Stock Exchange. As a result, the fair value of our investment became readily determinable. In the year ended December 31, 2023, $11 was transferred from Level 3 to Level 1 due to the vesting of warrants. The equity investments categorized as Level 3 in the fair value hierarchy represent unvested warrants that require the application of a discount for lack of marketability which was 21% at December 31, 2023.

Adjustments related to equity and other investments with readily determinable fair values for the years ended December 31, 2023 and 2022 were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	648	3,206

Adjustments related to equity and other investments with readily determinable fair values:
Investments received not tied to services(1)	—	105
Investments received as non-cash consideration in exchange for services	—	30
Sale of equity and other investments	(1)	(3)
Net unrealized gains (losses)	1,456	(2,690)
Transfers from measurement alternative(2)	257	—
Balance, end of the year	2,360	648
(1) In the year ended December 31, 2022, certain private investments were acquired by third-party investors resulting in the deemed sale of equity and other investments in the period and shares were received in certain public companies. Any resulting realized gains or losses were presented as "Net realized (loss) gain on equity and other investments" in the consolidated statement of operations and comprehensive income (loss).
(2) Effective September 20, 2023, the Company's investment in Klaviyo, Inc. no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable

Equity Investments without Readily Determinable Fair Values

The carrying value of equity investments in private companies without readily determinable fair values are:

	December 31, 2023	December 31, 2022
	$	$
Total initial value	820	1,360
Cumulative gross unrealized gains	55	59
Cumulative gross unrealized losses and impairment	(370)	(334)
Total carrying value of equity and other investments without readily determinable fair values	505	1,085

Adjustments related to equity and other investments without readily determinable fair values for the years ended December 31, 2023 and 2022 were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the period	1,085	543

Adjustments related to equity and other investments without readily determinable fair values:
Purchases of equity and other investments	104	599
Investments received as non-cash consideration in exchange for services	60	244
Gross unrealized gains	10	20
Sales of equity and other investments(1)	—	(13)
Gross unrealized losses and impairments(2)	(120)	(308)
Transfers out of measurement alternative(3)	(634)	—
Balance, end of the period	505	1,085
(1) During the year ended December 31, 2022, certain private investments were acquired by third-party investors resulting in the deemed sale of equity and other investments in the period. Any resulting realized gains or losses were presented as "Net realized (loss) gain on equity and other investments" in the consolidated statement of operations and comprehensive income (loss).
(2) During the year ended December 31, 2023, the Company identified observable price changes resulting in the remeasurement of private investments at fair value on a non-recurring basis. During the year ended December 31, 2022, the Company applied certain valuation methods based on information available, including the market approach and option pricing models in order to quantify the level of impairment recognized. The resulting unrealized losses and impairment were presented as "Net unrealized gain (loss) on equity and other investments" in the consolidated statement of operations and comprehensive income (loss).
(3) Effective September 20, 2023, the date of Klaviyo's initial public offering, the Company's investment in Klaviyo, Inc. no longer qualified for the use of the measurement alternative as $257 of the fair value of the investment became readily determinable. Additionally, the net settlement criteria was met for the Company's investment option to purchase Series B common shares resulting in $54 of the fair value being accounted for as a derivative.

As of December 31, 2023, included in the total $505 of equity and other investments without readily determinable fair values, $346 was remeasured at fair value and was classified within Level 3 of the fair value measurement hierarchy on a non-recurring basis.
Equity Method Investment

Shopify holds an equity method investment in Flexport which is presented within "Equity method investment" in the consolidated balance sheets and is carried at the amount of Shopify’s original investment, as adjusted each period for Shopify’s share of the investee’s income or loss and the basis difference amortization, which is the difference between the fair value of our investment in the company and the underlying equity in the net assets of the investee. Shopify's share of the investee’s income or loss and the basis difference amortization are reflected in Shopify's "Net loss on equity method investment" in the consolidated statement of operations and comprehensive income (loss).

Due to the timing of availability in the reporting of financial information from the investee, results are presented on a one-quarter lag. For the year ended December 31, 2023, our share of the loss in the investee for the period, including amortization of the basis difference, was $58.

The carrying value of the equity method investment as of December 31, 2023 was $780. As of December 31, 2022, Shopify's investment was not accounted for under the equity method and therefore the equity method investment was $nil.

Derivative Instruments and Hedging

As of December 31, 2023, the Company held foreign exchange forward contracts and options for USD, GBP and CAD with a total notional value of $473 (December 31, 2022 - $527), to fund a portion of its operations. The fair value of foreign exchange forward contracts and options was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.

Derivative Instruments Designated as Hedges

The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program, the Company has entered into foreign exchange forward contracts and options with certain financial institutions and designated those hedges as cash flow hedges. The Company is hedging cash flows associated with payroll and facility costs.

The fair values of outstanding derivative instruments were as follows:

	December 31, 2023	December 31, 2022
	$	$
Level 2:
Foreign exchange forward contracts and options assets (classified in other current assets)	6	1
Foreign exchange forward contract liabilities (classified in accounts payable and accrued liabilities)	3	16
Unrealized gains and losses related to changes in the fair value of foreign exchange forward contracts and options designated as cash flow hedges were as follows:

	December 31, 2023	December 31, 2022
	$	$
Unrealized gains	6	1
Unrealized losses	—	(15)
Total net unrealized gains (losses)	6	(14)

These unrealized gains and losses were included in "Accumulated other comprehensive income (loss)", "Other current assets" and "Accounts payable and accrued liabilities" on the consolidated balance sheets. These amounts are expected to be reclassified into earnings over the next twelve months.

Realized losses related to the maturity of foreign exchange forward contracts and options designated as cash flow hedges were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Realized losses cost of revenues	—	(1)
Realized losses in operating expenses	(13)	(22)
	(13)	(23)

Derivative Instruments Not Designated as Hedges

The Company holds an investment option to purchase 15,743,174 of Series B common shares of Klaviyo, Inc. at an exercise price of $88.93 with an expiration date of July 28, 2030. The options are fair valued quarterly under Level 3 of the fair value hierarchy as certain unobservable inputs are used within the Black-Scholes model as well as a discount for lack of marketability. The fair value of the options as of December 31, 2023, utilizing a discount for lack of marketability of 31%, was $122 (presented within "Equity and other investments" in the consolidated balance sheets), representing an unrealized gain of $68 for the year ended December 31, 2023 (presented as a component of "Net unrealized gain (loss) on equity and other investments").